UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
December 31, 2013 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)
Australia--6.0%
Dexus Property Group	1,807,020		1,621,550
Fortescue Metals Group	291,000		1,512,228
Insurance Australia Group	483,920		2,514,768
Rio Tinto	28,276		1,721,378
Spark Infrastructure Group	1,326,230		1,924,304
Westpac Banking	123,180		3,561,381
			12,855,609
Finland--1.0%
Sampo, Cl. A	43,350		2,130,227
France--10.0%
BNP Paribas	64,700		5,042,310
Cap Gemini	23,020		1,555,885
Fonciere Des Regions	17,520		1,512,423
Orange	144,400		1,787,866
Sanofi	49,310		5,231,514
Schneider Electric	24,940		2,175,259
Societe Generale	72,790		4,227,808
			21,533,065
Germany--8.8%
Allianz	20,320		3,646,642
Bayer	41,680		5,845,750
Continental	10,510		2,306,156
Deutsche Lufthansa	119,580	a	2,548,622
Fresenius & Co.	6,270		964,781
Siemens	27,060		3,705,161
			19,017,112
Hong Kong--3.5%
Cheung Kong Holdings	103,000		1,625,833
Haier Electronics Group	573,000		1,662,626
Sino Land	774,000		1,058,045
SJM Holdings	952,000		3,192,035
			7,538,539
Ireland--2.1%
CRH	82,270		2,071,180
Smurfit Kappa Group	99,860		2,453,569
			4,524,749
Italy--3.8%
Enel	739,960		3,231,026
Eni	100,090		2,408,274
Telecom Italia	2,592,050		2,571,011
			8,210,311
Japan--18.8%
Aisin Seiki	50,000		2,027,348
Asahi Glass	358,000		2,223,265
Daito Trust Construction	18,400		1,717,520
Fuji Heavy Industries	42,000		1,202,450
Fujitsu	494,000	a	2,551,856
Hitachi	511,000		3,862,463
INPEX	249,300		3,191,116
Isuzu Motors	281,000		1,745,076
ITOCHU	111,900		1,380,288
Japan Tobacco	85,300		2,770,164

KDDI	53,100		3,262,340
Mitsubishi Electric	123,000		1,541,734
Nihon Kohden	28,300		986,241
Nippon Shokubai	80,000		882,727
Nitto Denko	15,500		652,763
Omron	40,100		1,768,726
Seven & I Holdings	71,300		2,830,064
Sumitomo Metal Mining	99,000		1,294,493
Sumitomo Mitsui Financial Group	88,800		4,570,278
			40,460,912
Netherlands--5.7%
ING Groep	212,350	a	2,950,523
Koninklijke Philips	93,430		3,424,738
NXP Semiconductors	50,750	a	2,330,948
SBM Offshore	94,650	a	1,927,115
Unilever	41,700		1,679,416
			12,312,740
Norway--1.0%
DNB	121,740		2,177,764
Russia--.8%
Sberbank of Russia, ADR	128,350		1,614,643
Spain--1.2%
ACS Actividades de Construccion y Servicios	74,670		2,570,152
Sweden--3.6%
Ericsson, Cl. B	206,990		2,526,290
Nordea Bank	198,740		2,677,429
Svenska Cellulosa, Cl. B	83,500		2,570,489
			7,774,208
Switzerland--8.3%
ABB	103,020	a	2,711,630
Adecco	42,080	a	3,330,360
Cie Financiere Richemont	17,230		1,715,177
Novartis	71,460		5,703,662
Swiss Life Holding	9,790	a	2,032,518
Zurich Insurance Group	8,020	a	2,324,051
			17,817,398
United Kingdom--22.8%
Barclays	1,027,545		4,627,424
Barratt Developments	198,860		1,149,270
Compass Group	108,510		1,739,380
Diageo	83,950		2,780,354
Drax Group	159,860		2,119,095
Experian	89,450		1,650,118
ITV	663,920		2,132,882
Kingfisher	393,290		2,505,443
Prudential	175,850		3,902,083
Reckitt Benckiser Group	33,590		2,666,041
Rio Tinto	57,991		3,274,166
Rolls-Royce Holdings	98,010	a	2,069,331
Royal Dutch Shell, Cl. B	95,080		3,589,826
Royal Mail	284,250		2,683,025
SABMiller	32,530		1,670,457
Shire	56,700		2,677,823
Unilever	83,340		3,425,347
Whitbread	14,820		920,544
William Hill	166,800		1,110,103
WPP	99,650		2,277,224
			48,969,936

United States--.8%
iShares MSCI EAFE ETF	26,610	1,785,398
Total Common Stocks
(cost $176,678,509)		211,292,763

Preferred Stocks--1.3%
Germany
Volkswagen
(cost $2,384,421)	10,060	2,829,505

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,156,876)	3,156,876 [b]	3,156,876
Total Investments (cost $182,219,806)	101.0%	217,279,144
Liabilities, Less Cash and Receivables	(1.0%)	(2,086,267)
Net Assets	100.0%	215,192,877

ADR - American Depository Receipts
ETF - Exchange-Traded Funds

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At December 31, 2013, net unrealized appreciation on investments was $35,059,338 of which $37,754,682 related to appreciated investment securities and $2,695,343 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.8
Industrial	14.9
Consumer Discretionary	13.2
Health Care	10.0
Consumer Staples	9.5
Materials	6.4
Information Technology	6.8
Energy	5.2
Telecommunication Services	3.5
Utilities	3.4
Money Market Investment	1.5
Exchange-Traded Funds	.8
101.0
† Based on net assets.

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
December 31, 2013 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--1.5%
Lear	18,450		1,493,897
Banks--11.4%
BankUnited	37,130		1,222,320
City National	21,797		1,726,758
Comerica	27,810		1,322,087
First Horizon National	79,405		925,068
Hancock Holding	26,790		982,657
Synovus Financial	467,920		1,684,512
UMB Financial	18,290		1,175,681
Valley National Bancorp	84,580		855,950
Webster Financial	38,210		1,191,388
			11,086,421
Capital Goods--7.2%
AGCO	14,900		881,931
Armstrong World Industries	23,020	a	1,326,182
Carlisle	18,590		1,476,046
Regal-Beloit	15,100		1,113,172
Snap-on	14,210		1,556,279
Timken	11,830		651,478
			7,005,088
Commercial & Professional Services--4.7%
Clean Harbors	22,092	a	1,324,636
Equifax	18,020		1,245,002
Herman Miller	39,590		1,168,697
Robert Half International	19,420		815,446
			4,553,781
Consumer Durables & Apparel--4.6%
Brunswick	21,760		1,002,266
Deckers Outdoor	15,820	a	1,336,157
Lennar, Cl. A	21,040		832,342
Toll Brothers	24,850	a	919,450
Vera Bradley	16,700	a	401,468
			4,491,683
Consumer Services--2.5%
Cheesecake Factory	25,410		1,226,541
Hyatt Hotels, Cl. A	24,690	a	1,221,167
			2,447,708
Diversified Financials--3.8%
E*TRADE Financial	99,840	a	1,960,858
Raymond James Financial	33,750		1,761,413
			3,722,271
Energy--6.6%
Energen	16,370		1,158,178
Energy XXI	14,250		385,605
Helix Energy Solutions Group	53,530	a	1,240,825
Key Energy Services	80,320	a	634,528
Nabors Industries	85,580		1,454,004
Oceaneering International	13,630		1,075,134

Peabody Energy	25,710		502,116
			6,450,390
Exchange-Traded Funds--.2%
iShares Russell 2000 Value ETF	1,460		145,270
Food & Staples Retailing--1.1%
Casey's General Stores	14,990		1,053,048
Food, Beverage & Tobacco--2.0%
Dean Foods	42,345	a	727,911
Green Mountain Coffee Roasters	16,310		1,232,710
			1,960,621
Health Care Equipment & Services--9.9%
Air Methods	21,260	a	1,240,096
Allscripts Healthcare Solutions	83,840	a	1,296,166
Centene	11,900	a	701,505
HealthSouth	40,700		1,356,124
LifePoint Hospitals	18,770	a	991,807
MEDNAX	22,600	a	1,206,388
Omnicare	22,250		1,343,010
Universal Health Services, Cl. B	18,530		1,505,748
			9,640,844
Insurance--3.4%
First American Financial	29,070		819,774
Old Republic International	72,490		1,251,902
Protective Life	25,230		1,278,152
			3,349,828
Materials--4.4%
Allegheny Technologies	30,380		1,082,439
Cytec Industries	10,130		943,711
Louisiana-Pacific	46,230	a	855,717
Packaging Corporation of America	21,710		1,373,809
			4,255,676
Media--1.7%
New York Times, Cl. A	104,220		1,653,971
Pharmaceuticals, Biotech & Life Sciences--1.2%
Salix Pharmaceuticals	13,450	a	1,209,693
Real Estate--3.9%
BioMed Realty Trust	48,220	b	873,746
Corporate Office Properties Trust	23,270	b	551,266
Corrections Corporation of America	33,210	b	1,065,045
DCT Industrial Trust	98,530	b	702,519
Douglas Emmett	27,790	b	647,229
			3,839,805
Retailing--4.3%
Best Buy	47,900		1,910,252
Children's Place Retail Stores	17,290	a	985,011
Guess?	29,840		927,129
Office Depot	77,925	a	412,223
			4,234,615
Semiconductors & Semiconductor Equipment--1.6%
Teradyne	64,880	a	1,143,186
Veeco Instruments	13,950	a	459,095
			1,602,281
Software & Services--11.8%
Akamai Technologies	26,810	a	1,264,896

Amdocs	23,210		957,180
Cadence Design Systems	70,030	a	981,821
CoreLogic	47,640	a	1,692,649
Informatica	27,420	a	1,137,930
MICROS Systems	20,830	a	1,195,017
Solera Holdings	19,320		1,367,083
Synopsys	35,585	a	1,443,684
Verint Systems	34,380	a	1,476,277
			11,516,537
Technology Hardware & Equipment--4.3%
Brocade Communications Systems	108,810	a	965,145
F5 Networks	11,440	a	1,039,438
InvenSense	41,440	a	861,123
IPG Photonics	17,140	a	1,330,235
			4,195,941
Transportation--2.6%
Alaska Air Group	20,190		1,481,340
Con-way	25,320		1,005,457
			2,486,797
Utilities--4.5%
CMS Energy	42,580		1,139,867
Great Plains Energy	37,270		903,425
NiSource	25,930		852,578
Portland General Electric	25,740		777,348
UGI	16,860		699,016
			4,372,234
Total Common Stocks
(cost $69,804,079)			96,768,400

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,016,115)	1,016,115 [c]	1,016,115
Total Investments (cost $70,820,194)	100.2%	97,784,515
Liabilities, Less Cash and Receivables	(.2%)	(238,258)
Net Assets	100.0%	97,546,257

ETF - Exchange Traded Fund

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At December 31, 2013, net unrealized appreciation on investments was $26,964,321 of which $27,529,989 related to appreciated investment securities and $565,668 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.8
Banks	11.4
Health Care Equipment & Services	9.9
Capital Goods	7.2
Energy	6.6

Commercial & Professional Services	4.7
Consumer Durables & Apparel	4.6
Utilities	4.5
Materials	4.4
Retailing	4.3
Technology Hardware & Equipment	4.3
Real Estate	3.9
Diversified Financials	3.8
Insurance	3.4
Consumer Services	2.5
Transportation	2.6
Food, Beverage & Tobacco	2.0
Media	1.7
Semiconductors & Semiconductor Equipment	1.6
Automobiles & Components	1.5
Pharmaceuticals, Biotech & Life Sciences	1.2
Food & Staples Retailing	1.1
Money Market Investment	1.0
Exchange-Traded Funds	.2
100.2
† Based on net assets.

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	February 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)